Allowance for Loan and Lease Losses - Summary of TDRs Includes Newly Designated TDRs and Modifications to Existing TDRs (Detail) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) Contract	Sep. 30, 2018 USD ($) Contract	Sep. 30, 2017 USD ($) Contract	Dec. 31, 2017 USD ($) Contract	Dec. 31, 2016 USD ($) Contract
Financing Receivable Modifications [Line Items]
Number of Contracts | Contract		11		15	8
Commercial and Industrial Loans
Financing Receivable Modifications [Line Items]
Number of Contracts | Contract	2	7	10	10	6
Pre- Modification Outstanding Recorded Investment	$ 38	$ 442	$ 465	$ 712	$ 239
Post- Modification Outstanding Recorded Investment	$ 38	442	465	712	239
Related Allowance		$ 113	$ 126	$ 370	$ 3
Real Estate | 1-4 Single Family Residential Loans
Financing Receivable Modifications [Line Items]
Number of Contracts | Contract		1			2
Pre- Modification Outstanding Recorded Investment		$ 34			$ 186
Post- Modification Outstanding Recorded Investment		$ 34			$ 186